Consolidated Statements of Operations - USD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2016
Income Statement [Abstract]
Revenue
Operating expenses
Research and development	244,635	1,222,194
General and administrative expenses	339,214	2,647,800
Total operating expenses	583,849	3,869,994
Loss from operations	(583,849)	(3,869,994)
Other income (expense)
Grant income	137,500	264,333
Other income		500
Interest income		1,328
Change in fair value of derivative liabilities		(106,994)
Total other income	137,500	159,167
Net loss	$ (446,349)	$ (3,710,827)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.08)	$ (0.32)
Weighted average common shares outstanding - basic and diluted (in shares)	5,493,200	11,702,313